Cash and cash equivalents (Schedule of Cash and Cash Equivalents) (Details) ₪ in Thousands, $ in Thousands		Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of financial assets [line items]
Cash in bank | ₪		₪ 72,965		₪ 51,179
Short-term bank deposits | ₪		122,753		150,643
Cash and cash equivalents | ₪		₪ 195,718		₪ 201,822		₪ 121,860	₪ 134,287
US Dollars [Member]
Disclosure of financial assets [line items]
Cash in bank | $			$ 23,461
Short-term bank deposits | $			39,471
Cash and cash equivalents | $	[1]		$ 62,932		$ 64,895

[1]	Convenience Translation into US Dollars.